Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of changes in the carrying amount of goodwill

Amount
RMB
Balance as of December 31, 2021	10,236
Impairment related to Newsky Wisdom in 2022	(10,236)
Balance as of December 31, 2022, 2023 and 2024,respectively	—